Share capital - Schedule of Treasury Shares (Details) $ in Thousands									12 Months Ended
	Nov. 26, 2021 USD ($)	Nov. 26, 2021 CHF (SFr)	Sep. 09, 2021 USD ($)	Sep. 09, 2021 CHF (SFr)	Apr. 09, 2021 USD ($)	Apr. 09, 2021 CHF (SFr)	Sep. 21, 2020 USD ($)	Sep. 21, 2020 CHF (SFr)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Nominal value of shares
Balance at beginning of year									$ 32,238	$ 9,262	$ 11,243
Employee share-based payment issue							$ 152	SFr 141,000	24,901	5,445	1,577
Shares issued but not granted	$ 31	SFr 29,412	$ 10	SFr 9,280	$ 463	SFr 431,250			154,125	55,137	18
Total balance at end of the year									$ 115,999	$ 32,238	$ 9,262
Treasury shares
Number of issued and outstanding shares
Balance at beginning of year (in shares) | shares									(722,275)	(1,875)	0
Acquisition of shares by the Group (in shares) | shares											(1,875)
Employee share-based payment issue (inn shares) | shares									59,901	1,875
Treasury shares (in shares) | shares										(722,275)
Balance at end of the year (in shares) | shares									(662,374)	(722,275)	(1,875)
Nominal value of shares
Balance at beginning of year									$ (38)	$ 0	$ 0
Acquisition of shares by the Group											0
Employee share-based payment issue									3	0
Shares issued but not granted										(38)
Total balance at end of the year									$ (35)	$ (38)	$ 0